Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended		20 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended		32 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended		44 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended		56 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended		72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Feb. 24, 2020	Feb. 28, 2019	Apr. 30, 2015	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000216486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value					$ 14,138						$ 14,190					$ 15,430					$ 16,210					$ 18,347					$ 17,618			$ 22,030		$ 22,891	$ 22,967	$ 22,059	$ 26,224
C000216482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value				$ 10,000			$ 10,228						$ 9,499					$ 11,660					$ 10,448					$ 10,025					$ 12,548		$ 13,012
C000216483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value					10,000						10,067					10,988					11,574					13,130					12,637			15,855		16,519	16,623	16,018	19,093
C000216484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value			$ 10,000			$ 8,714						$ 10,815					$ 9,808					$ 9,518					$ 12,057					$ 12,641
C000216485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value			9,450			8,230						10,166					9,185					8,876					11,197					11,701
C000216492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value					14,138						15,149					15,402					15,027					17,295					14,933			21,313		24,096	20,014	19,702	22,007
C000216487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value					10,000						10,637					10,734					10,390					11,870					10,170			14,406		16,173	13,329	13,027	14,431
C000216489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value					10,000						10,755					10,976					10,745					12,411					10,753			15,397		17,478	14,562	14,394	16,127
C000216491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R6 Shares
Accumulated Value					10,000						10,767					10,993					10,769					12,449					10,788			15,464		17,569	14,667	14,495	16,255
C000216488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Investor Class Shares - Including sales charges
Accumulated Value			9,450			$ 7,736						$ 12,503					$ 9,835					$ 8,927					$ 11,717					$ 10,319
C000219988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		$ 9,700							$ 10,896						$ 10,232					$ 10,330					$ 10,907					$ 11,694
C000219986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							11,151						10,391					10,421					10,926					11,617
C000219987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							11,247						10,587					10,728					11,355					12,194
C000219985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							11,196						10,477					10,540					11,084					11,848
C000221684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	$ 10,000							$ 10,713						$ 10,040					$ 10,112					$ 10,654					$ 11,386
C000219998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							13,293						12,334					12,401					14,281					15,367
C000219999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							13,613						12,535					12,514					14,304					15,272
C000220000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							13,730						12,775					12,868					14,858					16,033
C000219997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							13,662						12,642					12,664					14,528					15,588
C000221686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							12,332						11,421					11,453					13,151					14,119
C000220005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							11,591						10,942					11,084					12,074					13,050
C000220001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							11,882						11,117					11,170					12,074					12,953
C000220002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							11,979						11,343					11,520					12,579					13,636
C000220003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							11,922						11,217					11,322					12,292					13,244
C000221687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							11,175						10,517					10,620					11,535					12,434
C000220007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class A Shares - Including sales charges
Accumulated Value		9,700							12,471						11,762					11,917					13,382					14,452
C000220008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class C Shares - Including sales charges
Accumulated Value		10,000							12,772						11,955					12,019					13,401					14,369
C000220010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class I Shares
Accumulated Value		10,000							12,879						12,182					12,374					13,934					15,084
C000220011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Class R3 Shares
Accumulated Value		10,000							12,816						12,045					12,161					13,611					14,652
C000221688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										SIMPLE Class Shares
Accumulated Value	10,000							$ 11,811						$ 11,111					$ 11,229					$ 12,578					$ 13,550
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI World Index (Net)
Accumulated Value			10,000	10,000	15,000						14,374					16,480					18,659					19,868					19,072			27,717		26,742	27,592	32,665	36,635
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value			10,000	$ 10,000	15,000						14,916					16,500					17,326					19,462					18,169			22,087		23,549	23,026	22,957	26,744
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Infrastructure Category Average
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000®Index
Accumulated Value	10,000		10,000		15,000						14,974					17,756					20,073					22,618					22,383			33,780		32,728	33,220	40,628	45,260
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Nareit All Equity REITs Index
Accumulated Value			10,000		15,000						16,217					17,459					17,285					20,666					18,950			25,273		27,831	23,353	23,161	26,930
CBRE Real Estate Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										CBRE Real Estate Tiered Index
Accumulated Value			10,000		15,000						16,187					17,140					16,598					19,701					16,892			23,140		25,482	21,382	21,206	24,657
MSCI U S REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI U.S. REIT®Index
Accumulated Value			$ 10,000		$ 15,000						$ 16,187					$ 17,140					$ 16,598					$ 19,701					$ 16,892			$ 23,219		$ 25,909	$ 22,100	$ 22,484	$ 25,984
Morningstar Real Estate Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Real Estate Category Average
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000							9,865						9,025					8,987					8,855					9,565
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500®Index
Accumulated Value	10,000	10,000							13,663						13,692					14,057					17,242					19,328
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE® Index (Net)
Accumulated Value	10,000	10,000							12,963						11,907					12,910					14,108					15,881
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Conservative Allocation Composite Index
Accumulated Value	10,000	10,000							11,216						10,572					10,747					11,445					12,569
Morningstar Global Moderately Conservative Allocation [Member]
Account Value [Line Items]
Accumulated Value	10,000
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderately Conservative Allocation Category Average
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Equity Allocation Composite Index
Accumulated Value	10,000	10,000							13,490						13,237					13,789					16,440					18,477
Morningstar Global Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Aggressive Allocation Category Average
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Moderate Allocation Composite Index
Accumulated Value	10,000	10,000							11,940						11,413					11,707					12,952					14,337
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderate Allocation Category Average
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar Global Moderately Aggressive Allocation Category Average
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Growth Allocation Composite Index
Accumulated Value	$ 10,000	$ 10,000							$ 12,698						$ 12,301					$ 12,721					$ 14,614					$ 16,302